RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 19. RELATED PARTY TRANSACTIONS

On June 3, 2020, the Company entered into a consulting agreement with Adam Hershey, a board member and investor, pursuant to which he would act as a strategic consultant for the Company, including providing assistance with the sourcing and evaluation of merger and acquisition deals, strategic capital and strategic partnerships or joint ventures. Mr. Hershey is paid an initial monthly rate of $8,333 for the services, subject to certain adjustments. We paid $58,333 during the year ended December 31, 2020. In addition, the Hershey Subscription Agreement between the Company and Hershey Strategic Capital, LP and Shore Ventures III, LP provides that the Company will during a negotiation period endeavor to cause the existing holders of the promissory notes of the Company having an outstanding balance in the amount of approximately $2,331,000 as of June 1, 2020 that are due on or about January 31, 2021, to extend the maturity date of such notes to a date that is not earlier than January 31, 2022. All of the existing notes were not amended to extend the maturity dates thereof, resulting in the Company issuing to the Hershey Investor 1,631,000 additional warrants to purchase shares of common stock. See Note 17, “2020 Capital Raise”.

We currently have a lease agreement with Dalton Adventures, LLC in which we rent 17,000 square foot of greenhouse space in Boulder, Colorado for $33,680 a month, of which $30,000 is base rent and $3,680 is property taxes. The owner of Dalton Adventures, LLC is a principal shareholder and board member of the Company. We incurred approximately $286,000 of rent expense for the year ended 2020.

On December 23, 2020, all five board members of the Company purchased senior convertible promissory notes from the Company for an aggregate amount of $340,000. These notes are included in the 10% Notes discussed in Note 13. Accrued interest earned and owed to the board members was $1,000 as of December 31, 2020.

We had a note payable to a former board member who resigned in September 2020 in the amount of $100,000. This note is included in the 15% Notes discussed in Note 13. We have paid approximately $15,000 in interest for the year ended December 31, 2020. This note was paid in full in February 2021.